LEASES	12 Months Ended
Dec. 31, 2024
LEASES
LEASES

16.  LEASES

Leases are classified as operating leases or finance leases in accordance with ASC 842. The Company’s operating leases mainly related to building, office facilities and equipment and the rights to use the land in the PRC. For leases with terms greater than 12 months, the Company records the related asset and liability at the present value of lease payments over the term. Certain leases include rental escalation clauses, renewal options and/or termination options, which are factored into the Company’s determination of lease payments when appropriate.

	As of December 31,
	2023	2024
Weighted average remaining lease term:
Operating lease	9.7 years	9.7 years
Finance lease	18.7 years	14.4 years

Weighted average discount rate:
Operating lease	7.59%	7.20%
Finance lease	10.04%	8.20%

Lease cost for finance leases capitalized were immaterial for the years ended December 31, 2022, 2023 and 2024.

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Lease cost
Finance lease cost:
Depreciation	224,140	199,926	165,262
Interest expenses	104,088	90,679	93,264
Operating lease cost	691,197	749,800	870,196
Total lease cost	1,019,425	1,040,405	1,128,722

Short-term lease cost and variable lease cost for operating leases and finance leases were immaterial for the years ended December 31, 2022, 2023 and 2024.

Other information related to leases was as follows:

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash payments for operating leases	635,615	796,541	847,908
Financing cash payments for finance leases	231,046	210,902	102,646
Operating cash payments for finance leases	104,088	90,679	93,264

16.  LEASES (CONTINUED)

Future lease payments under operating leases and finance leases as of December 31, 2024 were as follows:

	Operating Leases	Finance Leases
	RMB	RMB
2025	930,138	246,033
2026	835,798	297,734
2027	689,972	287,945
2028	663,968	282,688
2029	638,664	216,691
2030 and thereafter	2,923,121	1,661,412
Total future lease payments	6,681,661	2,992,503
Less: Imputed interest	(2,002,550)	(1,251,895)
Present value of future lease payments*	4,679,111	1,740,608
*

Present value of future operating lease payments consisted of current portion of operating lease liabilities and non-current portion of operating lease liabilities, amounting to RMB899,818 and RMB3,779,293 for the year ended December 31, 2024, respectively.

Present value of future finance lease payments consisted of current portion of finance lease liabilities and non-current portion of finance lease liabilities, amounting to RMB208,299 and RMB1,532,309 for the year ended December 31, 2024, respectively.